Leases (Details) - Schedule of future minimum lease commitments $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum lease commitments [Abstract]
2021	$ 856
2022	685
2023	524
2024	186
2025	132
Thereafter	457
Total	$ 2,840